Retirement Plans - Amounts Recognized in Accumulated Other Comprehensive Income (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial loss, tax	$ 3,862	$ 2,900